Inventories	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Inventories, consist of the following:

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Sports-related products	632,810	71,001	9,973
Total	632,810	71,001	9,973

The Group commenced the sale and procurement of sports-related products in March 2023. The inventories holding as of September 30, 2025 and March 31, 2025 were transitory for the short period potential sales orders. There were no material slow-moving inventories that would be at risk of becoming obsolete. As a result, there was no write-down allowance of inventories from the carrying amount to its estimated net realizable value for the six months ended September 30, 2025.

4. Inventories

Inventories, consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Sports-related products	336,922	632,810	88,890
Total	336,922	632,810	88,890

The Group commenced the sale and procurement of sports-related products in March 2023. The inventories holding as of March 31, 2025 and 2024 were transitory for the short period potential sales orders. There were no material slow-moving inventories that would be at risk of becoming obsolete. As a result, there was no write-down allowance of inventories from the carrying amount to its estimated net realizable value for the year ended March 31, 2025.